Revenues (Details) - Schedule of company’s revenues disaggregated by timing of revenue recognition	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Revenue from External Customer [Line Items]
Services and deliverables transferred at a point in time	$ 12,532,531	$ 1,596,521	$ 17,439,535	$ 12,624,891
Services and deliverables transferred over time	$ (49,007,004)		$ 4,814,644
Total revenues	(28.10%)	(28.10%)	38.10%
Transferred at Point in Time [Member]
Revenue from External Customer [Line Items]
Services and deliverables transferred at a point in time	$ 2,397,398	$ 305,406	$ 2,315,283	1,808,603
Services and deliverables transferred over time	$ 82,115		$ 506,680
Total revenues	3.60%	3.60%	28.00%
Transferred over Time [Member]
Revenue from External Customer [Line Items]
Services and deliverables transferred at a point in time	$ 10,135,133	$ 1,291,115	$ 15,124,252	$ 10,816,288
Services and deliverables transferred over time	$ (4,989,119)		$ 4,307,964
Total revenues	(33.00%)	(33.00%)	39.80%